Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2019
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

8. Capital Stock and Changes in Capital Accounts

a) Preferred stock: As at December 31, 2019 and 2018, the Company’s authorized preferred stock consists of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Shares, 5,000,000 are designated as Series B Preferred Shares and since January 2019, 10,675 are designated as Series C Preferred Shares.

b) Series B Preferred Stock: As at December 31, 2019 and 2018, the Company had 2,600,000 Series B Preferred Shares issued and outstanding with par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.00 per share and zero Series A Participating Preferred Shares issued and outstanding. Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of series B preferred shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation and are subordinated to all of the existing and future indebtedness.

Dividends on the Series B preferred shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per share per annum. For 2019, 2018 and 2017, dividends on Series B preferred shares amounted to $5,769 for each year. Since February 14, 2019, the Company may redeem, in whole or in part, the series B preferred shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

c) Series C Preferred Stock: As at December 31, 2019 the Company had 10,675 Series C Preferred Shares issued and outstanding with par value $0.01 per share, issued on January 31, 2019 to an affiliate of its Chairman and Chief Executive Officer, Mr. Simeon Palios, for an aggregate purchase price of $1,066. The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. The transaction was approved unanimously by a committee of the Board of Directors established for the purpose of considering the transaction and consisting of the Company's independent directors. The Series C Preferred Stock has no dividend or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates and immediate family members. The net proceeds from the issuance of the shares amounted to $960.

d) Offering of common shares: On April 26, 2017, the Company issued a total 20,125,000 common shares, at a price of $4.00 per share, in a public offering. As part of the offering, entities affiliated with Simeon Palios, the Company’s Chief Executive Officer and Chairman, executive officers and certain directors, purchased an aggregate of 5,500,000 common shares at the public offering price. The net proceeds from the offering after underwriting discounts and other offering expenses were $77,311.

e) Repurchase of common shares: In December 2018, the Company repurchased a total of 4,166,666 common shares, at a price of $3.60 per share, in a tender offer which commenced in November 2018. The total cost from the tender offer amounted to $15,157. In March 2019, the Company repurchased in a tender offer 3,889,386 shares of its outstanding common stock at a price of $2.80 per share. In June 2019, the Company repurchased 3,125,000 shares of its outstanding common stock at a price of $3.40 per share. In July 2019, the Company repurchased 2,000,000 shares at a price of $3.75 per share. In October 2019, the Company repurchased 2,816,900 shares at a price of $3.55 per share and finally in December 2019, the Company repurchased 2,739,726 shares at a price of 3.65. The aggregate cost of the shares repurchased amounted to $49,679, including expenses.

f) Incentive plan: In November 2014, the Company adopted the 2014 Equity Incentive Plan, or the Plan, to issue awards to Key Persons in the form of (a) non-qualified stock, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) dividend equivalents, (f) unrestricted stock and (g) other equity-based or equity-related Awards for a maximum number of 5,000,000 shares of common stock. This number was increased to 13,000,000 on May 31, 2018, after an amendment of the Plan. Restricted shares vest ratably over a specified period, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares. As at December 31, 2019, 7,124,759 remained reserved for issuance.

Restricted stock for 2019, 2018 and 2017, is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2016	3,942,666	$4.89
Granted	1,310,000	3.95
Vested	(1,611,549)	5.46
Outstanding at December 31, 2017	3,641,117	$4.30
Granted	1,800,000	3.82
Vested	(1,679,484)	4.38
Outstanding at December 31, 2018	3,761,633	$4.04
Granted	2,000,000	2.99
Vested	(1,928,400)	3.75
Outstanding at December 31, 2019	3,833,233	$3.63

All restricted share awards issued during 2019, 2018 and 2017 have a vesting period of three years each. The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. For 2019, 2018 and 2017 an amount of $7,581, $7,279, and $8,232, respectively, was recognized in “General and administrative expenses” presented in the accompanying consolidated statements of operations.

At December 31, 2019 and 2018, the total unrecognized cost relating to restricted share awards was $8,505 and $10,106, respectively. At December 31, 2019, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.85 years.

g) Share Repurchase Agreement: On May 22, 2014, the Company’s Board of Directors authorized a share repurchase plan for up to $100,000 worth of shares of the Company’s common stock. During 2019, 2018, and 2017, the Company did not repurchase any shares (Note 13(c)).